Summary of Significant Accounting Policies - Schedule of Components of Mortgage Banking Revenue (Detail) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2012
Accounting Policies [Abstract]
Gains on the sale of residential mortgage loans	$ 2,303	$ 12,510	$ 7,967
Gain on bulk sale of jumbo residential mortgage loans	134	1,968
Market value adjustment on loans held-for-sale	(312)	(1,752)	2,512
Fair value adjustment on interest rate lock commitments	(119)	(728)	847
Recourse liability provision	(460)	(400)	(775)
Mortgage banking revenue, net	$ 1,546	$ 11,598	$ 10,551